Other commitments, contingent liabilities and contingent assets (Details) $ in Millions		12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023 USD ($) Wells	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of other provisions and other liabilities [line items]
Contractual commitments		$ 11,259
Trade, other payables and provisions		11,870		$ 13,352
Proportion of ownership interest divested	100.00%
Current tax payable		12,306		$ 17,655
Wells committed to drill [Member]
Disclosure of other provisions and other liabilities [line items]
Contractual commitments		$ 609
Number of wells, committed to drill | Wells		34
Average ownership interest in wells committed to drill		46.00%
Various long term agreements [Member] | Maximum [Member]
Disclosure of other provisions and other liabilities [line items]
Contract Term		2060
Leases Agreements [Member]
Disclosure of other provisions and other liabilities [line items]
Provisions, net of tax		$ 3,600
Agbami redetermination [Member]
Disclosure of other provisions and other liabilities [line items]
Reduction in exposure			$ (822)
Guarantees [Member]
Disclosure of other provisions and other liabilities [line items]
Estimated exposure		1,564
Claim from Petrofac [Member]
Disclosure of other provisions and other liabilities [line items]
Estimated exposure		$ 163
Percentage Share of Contingent Liability		31.85%
Claim from Petrofac [Member] | Petrofac International (UAE) LLC [Member]
Disclosure of other provisions and other liabilities [line items]
Estimated exposure		$ 533
Dispute with Brazilian tax authorities [Member] | Maximum [Member]
Disclosure of other provisions and other liabilities [line items]
Estimated exposure		$ 159
KKD oil sands partnership [Member]
Disclosure of other provisions and other liabilities [line items]
Proportion of ownership interest divested		40.00%
KKD oil sands partnership [Member] | Maximum [Member]
Disclosure of other provisions and other liabilities [line items]
Estimated exposure		$ 380
New Brazilian law [Member]
Disclosure of other provisions and other liabilities [line items]
Percent of savings from ICMS tax incentives		10.00%
New Brazilian law [Member] | Maximum [Member]
Disclosure of other provisions and other liabilities [line items]
Estimated exposure		$ 114